Investments in airport concessions - Carrying value and changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		$ 18,715,808	$ 16,421,304
Investment in concessions at end of period	$ 1,130,606	20,352,266	18,715,808	$ 16,421,304
Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		23,424,556	20,564,366	17,610,112
Increase		2,313,436	2,860,190	2,954,254
Investment in concessions at end of period		25,737,992	23,424,556	20,564,366
Depreciation
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		(4,708,748)	(4,143,062)	(3,669,746)
Increase		(676,978)	(565,686)	(473,316)
Investment in concessions at end of period		(5,385,726)	(4,708,748)	(4,143,062)
Airport concessions
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		18,715,808	16,421,304
Investment in concessions at end of period		20,352,266	18,715,808	16,421,304
Airport concessions | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		605,643	605,643
Investment in concessions at end of period		605,643	605,643	605,643
Rights to use airport facilities | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		3,356,762	3,356,762
Investment in concessions at end of period		3,356,762	3,356,762	3,356,762
Improvements to concessioned assets | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		16,885,106	14,406,119
Investment in concessions at end of period		18,982,867	16,885,106	14,406,119
Improvements to concessioned assets in progress | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		2,577,045	2,195,842
Investment in concessions at end of period		$ 2,792,720	$ 2,577,045	$ 2,195,842